Capital Management and Solvency - Aegon's Estimated Capital Position (Detail) - Aegons Insurance Group [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 [1]	Dec. 31, 2023
Disclosure Of Estimated Capital Position [Line Items]
Group Own Funds	€ 14,155	€ 14,250
Group SCR	€ 7,462	€ 7,366
Group solvency ratio	190.00%	193.00%

[1]	The Group Solvency ratio is an estimates, is not final until filed with the respective supervisory authority.